Related-Party Transactions (Details)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019 segment	Mar. 31, 2023 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Mortgage servicing rights, at fair value				$ 142,435,000	$ 60,562,000
Working Capital Promissory Notes
Related Party Transaction [Line Items]
Outstanding advance				0	$ 46,790,000
Interest expense, related party						$ 3,100,000
Working Capital Promissory Notes | Affiliated Entity
Related Party Transaction [Line Items]
Number of promissory notes | segment	2
Working Capital Promissory Notes | BTO Urban Holdings And Libman Family Holdings, LLC
Related Party Transaction [Line Items]
Interest rate (in percent)					6.50%
Outstanding advance					$ 50,000,000
Originated Agricultural Loans | FarmOp Capital Holdings, LLC
Related Party Transaction [Line Items]
Related party transaction, purchases from related party			$ 83,000,000	155,800,000	142,300,000	146,200,000
Originated Agricultural Loans Funded Draw Amounts | FarmOp Capital Holdings, LLC
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 82,100,000	182,400,000	$ 211,400,000	$ 126,400,000
Promissory Notes | FarmOp Capital Holdings, LLC
Related Party Transaction [Line Items]
Interest rate (in percent)					10.00%
Outstanding promissory notes				4,100,000	$ 4,700,000
Allowance for loan losses				$ 0	$ 4,700,000
Promissory Notes | Related Parties Of FOA
Related Party Transaction [Line Items]
Original issue amount							$ 135,000,000
Stock Purchase Agreement | Blackstone Investor | Forecast | Class A Common Stock
Related Party Transaction [Line Items]
Numbers of shares purchased by investors | shares		10,869,566
Aggregate purchase price of shares purchased by investors		$ 15,000,000
Stock Purchase Agreement | BL Investor | Forecast | Class A Common Stock
Related Party Transaction [Line Items]
Numbers of shares purchased by investors | shares		10,869,566
Aggregate purchase price of shares purchased by investors		$ 15,000,000